LAND USE RIGHTS, NET (Details) - Land use rights ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
LAND USE RIGHTS, NET
Land use rights, cost	$ 199		¥ 1,388	¥ 1,388
Less: Accumulated amortization	(27)		(166)	(194)
Land use rights, net	172		1,222	¥ 1,194
Amortization expense	$ 4	¥ 28	¥ 257